Organization and basis of financial statements (Tables)	12 Months Ended
Mar. 31, 2020
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd.( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of March 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$11,931,714	$10,362,283
Accounts receivable, net	78,785	451,132
Prepayments and other current assets	1,961,350	900,968
Total current assets	13,971,849	11,714,383
Non-current assets:
Property and equipment, net	12,324,125	14,022,240
Intangible assets, net	19,294,740	17,799,207
Long-term prepayments and other non-current assets	97,035	—
Total non-current assets	31,715,900	31,821,447
TOTAL ASSETS	$45,687,749	$43,535,830
Current liabilities:
Accounts payable	$249,086	$10,025
Taxes payable	543,600	375,337
Other payables	227,525	151,545
Deferred revenue-current	16,736,365	15,308,898
Total current liabilities:	17,756,576	15,845,805
Non-current liabilities:
Deferred revenue-noncurrent	50,877	8,672,836
Total non-current liabilities	50,877	8,672,836
TOTAL LIABILITIES	17,807,453	24,518,641

	For the years ended March 31,
	2020	2019	2018
Revenue	$28,601,071	$24,668,840	$14,910,543
Net profit	$9,975,225	$8,675,058	$6,009,968

	For the years ended March 31,
	2020	2019	2018
Net cash generated from operating activities	$11,480,117	$20,292,760	$16,952,108
Net cash used in investing activities	(10,401,263)	(15,746,284)	(15,073,518)
Net cash generated from financing activities	—	—	—
Effects of foreign currency translation	490,577	919,740	(1,030,294)
Net increase in cash and cash equivalents	1,569,431	5,466,216	848,296